Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using the equity method
Schedule of changes in investments accounted for using the equity method

	2020	2021
	RMB’000	RMB’000
At 1 January	10,256	8,330
Acquisition	—	900
Disposal	(883)	—
Impairment	—	(4,407)
Share of loss	(1,043)	81
At 31 December	8,330	4,904

Schedule of nature of investments in associates

	Place of	% of ownership		Nature of the	Measurement
Name of entity	establishment	2020	2021	relationship	method
Moyan (Shenzhen) Network Technology Co., Ltd.	The PRC	46%	46%	Note 1	Equity
(美約(深圳)網路技術有限公司)
Mendis Aesthetic PTE. Ltd.	Singapore	44.4%	44.4%	Note 2	Equity
Jinan Pengai Meikang Aesthetic Medical Clinic Co., Ltd.
（濟南鵬愛美康醫療美容診所有限公司）	The PRC	—%	30%	Note 3	Equity
Shenzhen Huayanyuese Health Management Consulting Co., Ltd.
（深圳市花顔悅色健康管理咨詢有限公司）	The PRC	—%	30%	Note 4	Equity

Note 1:  Moyan (Shenzhen) Network Technology Co., Ltd. (“Moyan”) is engaged in internet marketing services.

Note 2:  Mendis Aesthetic PTE. Ltd. (“Mendis”) is engaged in the provision of aesthetic medical services. The Company’s subsidiary Aesthetic Medical International Holdings (Singapore) Pte. Ltd (the “Seller”) signed a Share Purchase Agreement with Mr. Mendis Ajit Rohan (the “Purchaser”), where the Purchaser will purchase 22.2% and 22.2% shares in Mendis Aesthetic Pte. Ltd held by the Seller in two tranches.

Note 3:  Jinan Pengai Meikang Aesthetic Medical Clinic Co., Ltd. is engaged in the provision of aesthetic medical services.

Note 4:  Shenzhen Huayanyuese Health Management Consulting Co., Ltd. is engaged in investment holding and provision of management services.

Schedule of summarised financial information for associates

Summarised balance sheet

	2020	2021
	RMB’000	RMB’000
Current
Cash and cash equivalents	1,476	1,108
Other current assets (excluding cash and cash equivalents)	1,614	295
Total current assets	3,090	1,403
Financial liabilities (excluding trade payables)	(1,077)	(14)
Lease liabilities	—	—
Other current liabilities (including trade payables)	(99)	(425)
Total current liabilities	(1,176)	(439)
Total non-current assets	6,150	3,050
Net assets	8,064	4,014

15          Investments accounted for using the equity method (Continued)

Summarised statement of comprehensive income

	2020	2021
	RMB’000	RMB’000
Revenue	5,317	1,951
Depreciation and amortisation	(159)	(69)
Interest expense	(297)	(22)
Loss before income tax	(1,279)	354
Income tax expense	—	—
Loss for the year	(1,279)	354